VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Australia : 12.4%
Anglogold Ashanti PLC (USD) 14,767,455 $ 1,437,759,419
Capricorn Metals Ltd. 14,523,476 114,010,391
Evolution Mining Ltd. † 49,599,616 443,361,153
Genesis Minerals Ltd. * † 33,693,347 140,744,729
Greatland Resources Ltd. * 20,777,944 167,966,001
Northern Star Resources Ltd. 50,771,910 732,658,663
Perseus Mining Ltd. 41,724,093 151,746,963
Ramelius Resources Ltd. 75,348,732 194,731,668
Westgold Resources Ltd. 30,916,195 129,112,747
3,512,091,734
Brazil : 4.9%
Wheaton Precious Metals
Corp. (USD) † 10,555,841 1,382,920,729
Underline
Burkina Faso : 1.3%
IAMGOLD Corp. (USD) * 19,832,724 373,251,866
Underline
Canada : 49.4%
Agnico Eagle Mines Ltd.
(USD) † 16,816,526 3,413,418,448
Alamos Gold, Inc. (USD) 16,254,435 722,184,547
Artemis Gold, Inc. * † 6,194,401 167,560,200
B2Gold Corp. (USD) † 51,842,643 234,847,173
Barrick Mining Corp. (USD) 52,857,766 2,156,068,275
Centerra Gold, Inc. (USD) 8,103,339 144,158,401
Discovery Silver Corp. * † 28,607,054 183,258,975
DPM Metals, Inc. 7,057,268 247,690,865
Endeavour Silver Corp.
(USD) * 12,810,322 119,264,098
Equinox Gold Corp. (USD) 31,969,660 462,281,284
First Majestic Silver Corp.
(USD) 20,674,705 444,092,663
Fortuna Mining Corp.
(USD) * † 11,254,691 111,759,082
Franco-Nevada Corp. (USD) † 5,905,975 1,459,071,124
G Mining Ventures Corp. * 7,150,659 250,148,810
K92 Mining, Inc. * 8,655,026 146,426,258
Kinross Gold Corp. (USD) † 43,378,487 1,323,911,423
Lundin Gold, Inc. † 4,679,063 356,440,964
OceanaGold Corp. 9,545,071 299,986,969
OR Royalties, Inc. (USD) † 5,097,969 193,824,781
Pan American Silver Corp.
(USD) 16,526,669 902,851,927
Seabridge Gold, Inc. (USD) * 3,554,612 100,737,704
SSR Mining, Inc. (USD) * 7,390,936 217,293,518
Torex Gold Resources, Inc. 3,395,640 155,359,259
Wesdome Gold Mines Ltd. *
† 6,237,502 111,024,005
13,923,660,753
China : 1.1%
Zhaojin Mining Industry Co.
Ltd. (HKD) † 75,692,000 314,506,082
Underline
Colombia : 0.6%
Aris Mining Corp. (USD) * † 8,809,202 163,586,881
Underline
Indonesia : 1.2%
Amman Mineral
Internasional PT * 668,421,500 193,090,571
Number
of Shares Value
Indonesia (continued)
Bumi Resources Minerals
Tbk PT * 3,267,164,600 $ 142,845,547
335,936,118
Mexico : 3.3%
Fresnillo PLC (GBP) 8,490,215 374,943,975
Industrias Penoles SAB de
CV * † 8,609,578 380,149,984
Orla Mining Ltd. (USD) 11,112,699 179,247,835
934,341,794
Peru : 1.0%
Cia de Minas Buenaventura
SAA (ADR) 7,981,285 287,645,511
Underline
South Africa : 5.5%
Gold Fields Ltd. (ADR) † 27,918,638 1,267,506,165
Harmony Gold Mining Co.
Ltd. (ADR) † 18,195,662 279,667,325
1,547,173,490
Turkey : 0.9%
Eldorado Gold Corp. (USD) † 7,229,622 248,192,923
Underline
United Kingdom : 1.6%
Endeavour Mining PLC 7,451,033 447,260,724
Underline
United States : 16.7%
Coeur Mining, Inc. * 36,706,581 688,982,527
Hecla Mining Co. 19,154,294 356,844,497
Newmont Corp. 28,115,264 3,043,477,328
Royal Gold, Inc. 2,462,415 626,659,993
4,715,964,345
Total Common Stocks
(Cost: $16,002,617,806) 28,186,532,950
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.6%
Money Market Fund: 0.6%
(Cost: $178,763,493)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 178,763,493 178,763,493
Total Investments: 100.5%
(Cost: $16,181,381,299) 28,365,296,443
Liabilities in excess of other assets: (0.5)% (154,027,735)
NET ASSETS: 100.0% $ 28,211,268,708

VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $571,848,787.
* Non-income producing
(a) The rate shown is the 7-day yield as of 03/31/26.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 28,186,532,950
Australia $ 1,437,759,419 $ 2,074,332,315 $ — $ 3,512,091,734
Brazil 1,382,920,729 — — 1,382,920,729
Burkina Faso 373,251,866 — — 373,251,866
Canada 13,923,660,753 — — 13,923,660,753
China — 314,506,082 — 314,506,082
Colombia 163,586,881 — — 163,586,881
Indonesia — 335,936,118 — 335,936,118
Mexico 559,397,819 374,943,975 — 934,341,794
Peru 287,645,511 — — 287,645,511
South Africa 1,547,173,490 — — 1,547,173,490
Turkey 248,192,923 — — 248,192,923
United Kingdom — 447,260,724 — 447,260,724
United States 4,715,964,345 — — 4,715,964,345
Money Market Fund 178,763,493 — — 178,763,493
Total Investments $ 24,818,317,229 $ 3,546,979,214 $ — $ 28,365,296,443